Related Party Transactions - Due From Related Parties (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Due from Related Parties	$ 27,111	$ 16,363
Related Party
Related Party Transaction [Line Items]
Due from Related Parties	27,111	16,363
Luna Pool Agency Limited [Member] | Related Party
Related Party Transaction [Line Items]
Due from Related Parties	19,497	12,334
Unigas Pool [Member] | Related Party
Related Party Transaction [Line Items]
Due from Related Parties	7,551	4,009
Dan Unity [Member] | Related Party
Related Party Transaction [Line Items]
Due from Related Parties	$ 63	$ 20